10. EMPLOYEE BENEFIT PLANS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options outstanding	61,125	81,500	101,000
Weighted average exercise price	$ 45.63	$ 46.46
Number of options exercisable	61,125	81,500
Option 1
Exercise price range	$42.00 - $44.00
Number of options outstanding	29,250
Weighted average exercise price	$ 43.11
Weighted average remaining contractual life (in years)	1 year 2 months 26 days
Number of options exercisable	29,250
Option 2
Exercise price range	$44.01 - $46.00
Number of options outstanding	0
Weighted average exercise price	$ 0.00
Weighted average remaining contractual life (in years)	0 years
Number of options exercisable	0
Option 3
Exercise price range	$46.01 - $48.00
Number of options outstanding	31,875
Weighted average exercise price	$ 47.95
Weighted average remaining contractual life (in years)	2 months 19 days
Number of options exercisable	31,875
Total
Number of options outstanding	61,125
Weighted average exercise price	$ 45.63
Weighted average remaining contractual life (in years)	8 months 16 days
Number of options exercisable	61,125